Loan Receivable	6 Months Ended
Dec. 31, 2024
Loan Receivable [Abstract]
Loan receivable

Note 4 – Loan receivable

On September 29, 2024, the Company entered into a loan agreement with a third party, pursuant to which the Company loaned the third party $4.0 million with a monthly interest rate of 5% for a term of one month from the payment of $4.0 million to the third party. The Company loaned $4.0 million on October 1, 2024. As of December 31, 2024, the loan receivable balance was $4.6 million, including $0.6 million accrued interest income. On January 8, 2025, the Company, the third party, and a less than 1% shareholder (“Minority Shareholder”) of the Company entered into a tri-party agreement to settle the loan receivable balance of $4.6 million. As part of the agreement, $500,000 would be repaid by the Minority Shareholder on behalf of the third party by reducing the payable amounts due to the Minority Shareholder, with the remaining balance to be repaid directly by the third party. No additional interest would accrue on the outstanding amount. The loan was fully repaid by the third party in May 2025.